Note 24 - Non-current allowances and provisions	12 Months Ended
Dec. 31, 2024
Note 24 - Non-current allowances and provisions
Note 24 - Non-current allowances and provisions

24    Non-current allowances and provisions

Liabilities

	Year ended December 31,
	2024	2023
Values at the beginning of the year	101,453	98,126
Translation differences	(11,718)	4,260
Changes due to business combinations (*)	(900)	1,500
Additional allowance	10,077	1,901
Reclassifications	(9,839)	(164)
Used and other movements	(6,967)	(4,170)
Values at the end of the year	82,106	101,453

Non-current allowances and provisions related to liabilities include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.

(*) For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.